Taxation - Income tax expenses (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
(Loss)/income before income tax expenses
Income /(loss) before income tax expense, Overseas entities		¥ 13,490	¥ 10,593	¥ 2,606
Income /(loss) before income tax expense, PRC entities		(426,304)	(587,062)	(515,768)
Total		(412,814)	(576,469)	(513,162)
Current income tax expense, Overseas entities		3,807	4,669	1,926
Current income tax expense		3,807	4,669	1,926
Deferred income tax benefit, Overseas entities		176	(224)	(199)
Deferred income tax benefit, PRC entities		(103)	(103)	(111)
Deferred income tax benefit		73	(327)	(310)
Income tax expense/(benefit), Overseas entities		3,983	4,445	1,727
Income tax expense/(benefit), PRC entities		(103)	(103)	(111)
Income tax expense/(benefit)	$ 565	¥ 3,880	¥ 4,342	¥ 1,616